SIGNIFICANT TRANSACTION (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Sep. 24, 2013	Jan. 31, 2013	Jan. 04, 2013	Mar. 31, 2013 Nickel Purchase Agreement [Member]	Jan. 04, 2013 Nickel Purchase Agreement [Member]
Acquired Nickel Wire					3,750
Stock Issued During Period, Shares, New Issues	24,467	1,378		17,235,773
Stock Delivered For Nickel Value				$ 212,000
Percentage Of Discount Of Valuation For Nickel Transaction			99.00%
Percentage Of Discount On Sale Of Contractual Price			45.00%